Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Bonds with call features	$ 3,415.4	$ 3,123.1
Bonds with put features	2.6	49.1
Bonds with call and put features	952.7	242.9
Notional amount	$ 7,261.0	$ 6,506.4
Debt securities
Disclosure of financial assets [line items]
Effective interest rate	3.60%	3.50%
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	$ 846.5	$ 471.9
Bonds, U.S. treasury
Disclosure of financial assets [line items]
Net proceeds	4,601.5
Bonds, Canadian government
Disclosure of financial assets [line items]
Net proceeds	344.5
Bonds, U.S. Corporate
Disclosure of financial assets [line items]
Net purchases	$ (545.1)